Share-based compensation - RSUs Granted (Details) - $ / shares			12 Months Ended
	Jan. 01, 2019	Oct. 25, 2018	Dec. 31, 2018
RSUs
Share-based compensation
Grant-date fair value		$ 5
Volatility rate		37.02%
Dividend yield		0.00%
Risk-free interest rate		2.90%
Forfeited			0
RSUs | Minimum
Share-based compensation
Vesting period (year)			2 years
RSUs | Maximum
Share-based compensation
Vesting period (year)			3 years
Service-based RSUs
Share-based compensation
Grant-date fair value			$ 8.72
Forfeited			4,310
Service-based RSUs | Employees | Maximum
Share-based compensation
Vesting period (year)			1 year
Service-based RSUs | Non-employees | Maximum
Share-based compensation
Term (year)	2 years
Vesting period (year)			1 year
September 1, 2018 | RSUs
Share-based compensation
Number of RSUs			514,991
Term (year)			4 days
September 17, 2018 | RSUs
Share-based compensation
Number of RSUs			53,686
Term (year)			11 days
September 17, 2018 | RSUs
Share-based compensation
Number of RSUs			23,452
Term (year)			3 months 15 days
October 25, 2018 | RSUs
Share-based compensation
Number of RSUs			100,000
Term (year)			7 days
October 25, 2018 | RSUs
Share-based compensation
Number of RSUs			5,000
Term (year)			2 months 5 days
October 29, 2018 | RSUs
Share-based compensation
Number of RSUs			431,760
Term (year)			4 days
October 25, 2018 | RSUs
Share-based compensation
Number of RSUs			138,855
Term (year)			0 years
October 25, 2018 | RSUs
Share-based compensation
Number of RSUs			105,000
Term (year)			3 years 2 months 9 days
October 25, 2018 | RSUs
Share-based compensation
Number of RSUs			37,500
Term (year)			2 years 2 months 9 days
October 25, 2018 | RSUs
Share-based compensation
Number of RSUs			75,000
Term (year)			0 years
December 14, 2018 | RSUs
Share-based compensation
Number of RSUs			50,000
Term (year)			2 years
July 1, 2018 | RSUs
Share-based compensation
Number of RSUs			22,000
Term (year)			3 years 6 months
July 1, 2018 | RSUs
Share-based compensation
Number of RSUs			118,020
Term (year)			4 years
October 1, 2018 | RSUs
Share-based compensation
Number of RSUs			1,800
Term (year)			4 years
July 1, 2018 | RSUs
Share-based compensation
Number of RSUs			260,810
Term (year)			5 months 27 days
July 1, 2018 | RSUs
Share-based compensation
Number of RSUs			12,500
Term (year)			6 months 15 days